Analysis of Net Debt - Schedule of Currency Profile of Net Debt and Net Worth Capital and Reserves Attributable to Company's Equity Holders (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents		$ 7,721	$ 9,918	[1]	$ 9,191	[1]
Interest-bearing loans and borrowings (note 26)		(12,215)	(15,827)
Lease liabilities under IFRS 16 (note 22)		(1,635)	(1,697)
Derivative financial instruments (net) (note 27)		188	74		(17)
Group net debt excluding net debt reclassified as held for sale		(5,941)	(7,532)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-controlling interests		(692)	(607)	[1]	(602)	[1]
Capital and reserves attributable to the Company's equity holders		19,656	19,028	[1]	$ 18,350	[1]
Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents		7,721	9,918
Interest-bearing loans and borrowings (note 26)		(12,215)	(15,827)
Lease liabilities under IFRS 16 (note 22)		(1,635)	(1,697)
Derivative financial instruments (net) (note 27)		188	74
Group net debt excluding net debt reclassified as held for sale		(5,941)	(7,532)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets		29,783	30,269
Current assets		7,239	7,333
Non-current liabilities		(4,833)	(4,506)
Current liabilities		(5,900)	(5,929)
Non-controlling interests		(692)	(607)
Capital and reserves attributable to the Company's equity holders		19,656	19,028
US Dollar [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents		1,886	1,512
Interest-bearing loans and borrowings (note 26)		(5,134)	(5,535)
Lease liabilities under IFRS 16 (note 22)		(797)	(845)
Derivative financial instruments (net) (note 27)		937	104
Group net debt excluding net debt reclassified as held for sale		(3,108)	(4,764)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets		16,199	16,110
Current assets		3,586	3,724
Non-current liabilities		(3,094)	(2,715)
Current liabilities		(2,160)	(2,241)
Non-controlling interests		(103)	(56)
Capital and reserves attributable to the Company's equity holders		11,320	10,058
Euro [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents		4,586	6,894
Interest-bearing loans and borrowings (note 26)		(5,589)	(8,443)
Lease liabilities under IFRS 16 (note 22)		(282)	(286)
Derivative financial instruments (net) (note 27)		736	1,615
Group net debt excluding net debt reclassified as held for sale		(549)	(220)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets		4,614	4,765
Current assets		1,465	1,411
Non-current liabilities		(678)	(755)
Current liabilities		(1,654)	(1,620)
Non-controlling interests		(54)	(54)
Capital and reserves attributable to the Company's equity holders		3,144	3,527
Pound Sterling [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents		319	422
Interest-bearing loans and borrowings (note 26)		(543)	(682)
Lease liabilities under IFRS 16 (note 22)		(247)	(251)
Derivative financial instruments (net) (note 27)		(344)	(439)
Group net debt excluding net debt reclassified as held for sale		(815)	(950)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets		2,598	3,127
Current assets		871	885
Non-current liabilities		(391)	(353)
Current liabilities		(980)	(941)
Capital and reserves attributable to the Company's equity holders		1,283	1,768
Canadian Dollar [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents		319	235
Interest-bearing loans and borrowings (note 26)		(6)	(49)
Lease liabilities under IFRS 16 (note 22)		(156)	(170)
Derivative financial instruments (net) (note 27)		(774)	(759)
Group net debt excluding net debt reclassified as held for sale		(617)	(743)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets		1,905	1,956
Current assets		519	561
Non-current liabilities		(229)	(231)
Current liabilities		(338)	(360)
Capital and reserves attributable to the Company's equity holders		1,240	1,183
Philippine Peso [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents		62	39
Interest-bearing loans and borrowings (note 26)		(546)	(493)
Lease liabilities under IFRS 16 (note 22)		(10)	(13)
Derivative financial instruments (net) (note 27)		(25)	(42)
Group net debt excluding net debt reclassified as held for sale		(519)	(509)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets		1,759	1,693
Current assets		171	169
Non-current liabilities		(177)	(169)
Current liabilities		(165)	(206)
Non-controlling interests		(501)	(465)
Capital and reserves attributable to the Company's equity holders		568	513
Polish Zloty [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents		149	231
Interest-bearing loans and borrowings (note 26)			(113)
Lease liabilities under IFRS 16 (note 22)		(31)	(30)
Derivative financial instruments (net) (note 27)		(111)	(168)
Group net debt excluding net debt reclassified as held for sale		7	(80)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets		368	372
Current assets		155	155
Non-current liabilities		(22)	(21)
Current liabilities		(175)	(165)
Capital and reserves attributable to the Company's equity holders		333	261
Swiss Franc [Member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents		125	270
Interest-bearing loans and borrowings (note 26)		(374)	(422)
Lease liabilities under IFRS 16 (note 22)		(54)	(53)
Group net debt excluding net debt reclassified as held for sale		(303)	(205)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets		553	516
Current assets		85	80
Non-current liabilities		(145)	(136)
Current liabilities		(91)	(87)
Non-controlling interests		(8)	(7)
Capital and reserves attributable to the Company's equity holders		91	161
Other currencies [Member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Cash and cash equivalents		275	315
Interest-bearing loans and borrowings (note 26)		(23)	(90)
Lease liabilities under IFRS 16 (note 22)		(58)	(49)
Derivative financial instruments (net) (note 27)		(231)	(237)
Group net debt excluding net debt reclassified as held for sale	[2]	(37)	(61)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	[2]	1,787	1,730
Current assets	[2]	387	348
Non-current liabilities	[2]	(97)	(126)
Current liabilities	[2]	(337)	(309)
Non-controlling interests	[2]	(26)	(25)
Capital and reserves attributable to the Company's equity holders	[2]	$ 1,677	$ 1,557

[1]	Restated throughout for presentation in US Dollar and to reflect a change in the presentation of cash and cash equivalents and bank overdrafts. See the Accounting Policies on page 137 for further details.
[2]	The principal currencies included in this category are the Chinese Renminbi, the Romanian Leu, the Indian Rupee, the Ukrainian Hryvnia and the Serbian Dinar.